SHARE-BASED PAYMENT (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Schedule of Movement of Compensation Plans
The movement of the plans is shown below:

	Number of shares
Description	Stock option plan	RSU	Phantom shares	Total

At December 31, 2023	20,521,684	1,544,065	246,930	22,312,679

Granted	4,200,000	1,007,253	—	5,207,253
Exercised	(3,000)	(608,472)	(18,177)	(629,649)
Canceled	(94,181)	(101,824)	(47,742)	(243,747)
At December 31, 2024	24,624,503	1,841,022	181,011	26,646,536

Exercised	—	(248,045)	—	(248,045)
Canceled	(15,787,673)	(1,057,181)	(82,845)	(16,927,699)
At December 31, 2025	8,836,830	535,796	98,166	9,470,792

	December 31,
Description	2025	2024

Share price (in reais)	0.18	3.54
Weighted average price of the stock option (in reais)	—	5.97
Weighted average price of the phantom shares (in reais)	—	10.35
Option plan cash inflow	—	18
Flat cash inflow of phantom shares	—	188
Total liability related to the phantom shares	—	36
Income tax related to the transfer of RSU	98	1,439
Number of shares equivalent to RSU IR	68,229	167,093

Schedule of Disclosure of Expenses of Share-Based Compensation Plans
The expenses of share-based compensation plans are shown below:

	Years ended December 31,
Description	2025	2024	2023

Stock option plan	62,030	38,794	61,646
RSU	8,786	6,361	9,093
Phantom shares	(37)	(1,700)	904
	70,779	43,455	71,643

Schedule of Detailed Information of Option Plan
During 2025, the Company did not grant any new awards under its share-based compensation programs, as presented below:

Grant	Exercise price (in R$)	Avarege fair value (in R$)	Volatility	Expected dividend	Average rate of return	Exercise rate per tranche	Remaining term (in years)	Purchasing period up to (years)	Options granted	Outstanding options	Options available

December 11, 2009	3.42	1.93	47.7%	1.1%	8.8%	25.0%	0.0	4.0	5,032,800	180,870	180,870
March 24, 2011	6.44	4.16	54.8%	1.1%	12.0%	25.0%	0.0	4.0	1,572,000	84,000	84,000
April 5, 2011	6.44	4.16	54.8%	1.1%	12.0%	25.0%	0.0	4.0	656,000	6,200	6,200
June 30, 2014	19.15	11.01	40.6%	1.1%	12.5%	25.0%	0.0	4.0	2,169,122	708,993	708,993
July 1, 2015	14.51	10.82	40.6%	1.1%	15.7%	25.0%	0.0	4.0	627,810	177,592	177,592
July 1, 2016	14.50	10.14	43.1%	1.1%	12.2%	25.0%	0.0	4.0	820,250	280,124	280,124
July 6, 2017	22.57	12.82	43.4%	1.1%	10.3%	25.0%	0.0	4.0	680,467	442,796	442,796
August 8, 2022	11.07	8.10	70.0%	—%	13.0%	25.0%	0.6	4.0	1,774,418	864,700	864,700
August 8, 2022	11.07	6.40	68.8%	—%	13.2%	33.3%	0.0	3.0	1,514,999	1,027,448	1,027,448
August 19, 2022	11.07	7.39	67.2%	—%	13.6%	100.0%	0.0	1.0	4,900,000	4,624,480	4,624,480
August 19, 2022	11.07	11.54	74.6%	—%	12.7%	33.0%	0.0	5.0	8,900,000	—	—
July 7, 2023	15.60	10.80	75.4%	—%	10.5%	25.0%	1.5	4.0	1,800,000	439,627	439,627
October 23, 2024	4.04	3.25	73.0%	—%	12.9%	25.0%	0.0	4.0	2,200,000	—	—
December 14, 2024	4.17	2.16	72.8%	—%	14.8%	25.0%	0.0	4.0	2,000,000	—	—
									34,647,866	8,836,830	8,836,830

Schedule of Detailed Information About RSU
During 2025, the Company did not grant any new awards under its share-based compensation programs, as presented below:

Grant	Exercise rate per tranche	Fair value (in reais)	Remaining term (in years)	Purchasing period up to (years)	Total granted	Total not exercised

July 7, 2021	25.0%	42.67	0.0	4.0	300,000	—
July 7, 2022	25.0%	11.72	0.5	4.0	335,593	13,800
July 7, 2022	25.0%	11.72	0.5	4.0	671,186	38,966
July 7, 2023	25.0%	19.32	1.5	4.0	500,000	57,774
October 23, 2024	25.0%	5.48	2.8	4.0	671,502	276,876
December 13, 2024	25.0%	4.17	2.9	4.0	335,751	148,380
					2,814,032	535,796

Schedule of Detailed Information about Phantom Shares	Phantom shares

Grant	Exercise price (in reais)	Average fair value of option	Volatility	Expected dividend	Average risk-free rate of return	Exercise rate per tranche	Remaining term (in years)	Purchasing period up to (years)	Total granted	Total outstanding	Options available

August 7, 2018	20.43	—	90.8%	0%	14.3%	25.0%	0.0	4.0	707,400	53,520	53,520
April 30, 2020	10.35	0.01	90.8%	0%	14.3%	33.3%	0.0	3.0	3,250,000	30,696	30,696
April 30, 2020	10.35	0.04	86.7%	0%	13.9%	25.0%	0.0	4.0	1,600,000	12,520	12,520
August 17, 2021	33.99	0.01	84.1%	0%	13.7%	25.0%	0.0	4.0	580,000	1,430	1,430
									6,137,400	98,166	98,166